Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Other Current Assets [Abstract]
Schedule of Other Current Assets
	As of December 31,
	2024	2023
	USD thousands
Government authorities	109	171
Prepaid expenses and other receivables	275	205
Total other current assets	384	376